Summarized Financial Information of Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 9 3/4% Senior Notes [Member]	Dec. 31, 2011 9 3/4% Senior Notes [Member]	Mar. 31, 2011 9 3/4% Senior Notes [Member]	Dec. 31, 2010 9 3/4% Senior Notes [Member]	Apr. 22, 2010 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior subordinate notes			2.875%	2.875%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Summarized Financial Information of Subsidiaries (Textual) [Abstract]
Balance of permitted transfers to parent company	$ 1,690,691	$ 1,641,856	$ 1,380,705
Description of provisions on senior credit facility transfers to Lamar Advertising subject to additional restrictions	the total holdings debt ratio is greater than 5.75 to 1 or its senior debt ratio is greater than 3.25 to 1, or if under the indenture for the 9 3/4% senior notes Lamar Media’s senior leverage ratio is greater than or equal to 3.0 to 1	the total holdings debt ratio is greater than 5.75 to 1 or its senior debt ratio is greater than 3.25 to 1.0, or if under the indenture for the 9 3/4% senior notes Lamar Media’s senior leverage ratio is greater than or equal to 3.0 to 1
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total holdings debt ratio was less than 5.75 to 1 (ii) the senior debt ratio was less than 3.25 to 1 and (iii) the senior leverage ratio was less than 3.0 to 1 related our senior credit facility or the 9 3/4% senior notes	(i) the total holdings debt ratio was less than 5.75 to 1 (ii) the senior debt ratio was less than 3.25 to 1 and (iii) the senior leverage ratio was less than 3.0 to 1 related our senior credit facility or the 9 3/4% senior notes
Holdings debt ratio	5.75	5.75
Senior debt ratio	3.25	3.25
Senior leverage ratio	3.0	3.0
Holdings debt ratio related to actual position On senior credit facility	5.75	5.75
Senior debt ratio related to actual position On senior credit facility	3.25	3.25
Senior leverage ratio related to actual position On senior credit facility	3.0	3.0